Loans and Allowance for Loan Losses, Impaired Receivables (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Impaired loans by loans class [Abstract]
Recorded Investment		$ 21,581	$ 20,976
Unpaid Principal Balance		22,253	21,578
Related Allowance		0	0
Average Recorded Investment		20,814	20,963
New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	[1]	18,331	18,141
Unpaid Principal Balance	[1]	19,003	18,743
Related Allowance	[1]	0	0
Average Recorded Investment	[1]	17,892	18,296
Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		3,250	2,835
Unpaid Principal Balance		3,250	2,835
Related Allowance		0	0
Average Recorded Investment		2,922	2,667
Commercial [Member] | Commercial Real Estate [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		917	1,322
Unpaid Principal Balance		1,041	1,464
Related Allowance		0	0
Average Recorded Investment		1,291	1,467
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	[1]	819	1,217
Unpaid Principal Balance	[1]	943	1,359
Related Allowance	[1]	0	0
Average Recorded Investment	[1]	1,186	1,385
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		98	105
Unpaid Principal Balance		98	105
Related Allowance		0	0
Average Recorded Investment		105	82
Commercial [Member] | Other [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		111	115
Unpaid Principal Balance		111	115
Related Allowance		0	0
Average Recorded Investment		103	64
Commercial [Member] | Other [Member] | New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	[1]	111	115
Unpaid Principal Balance	[1]	111	115
Related Allowance	[1]	0	0
Average Recorded Investment	[1]	103	38
Commercial [Member] | Other [Member] | Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		0	0
Unpaid Principal Balance		0	0
Related Allowance		0	0
Average Recorded Investment		0	26
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		17,932	16,900
Unpaid Principal Balance		18,319	17,200
Related Allowance		0	0
Average Recorded Investment		16,665	16,617
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	[1]	15,024	14,414
Unpaid Principal Balance	[1]	15,411	14,714
Related Allowance	[1]	0	0
Average Recorded Investment	[1]	14,110	14,358
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		2,908	2,486
Unpaid Principal Balance		2,908	2,486
Related Allowance		0	0
Average Recorded Investment		2,555	2,259
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		219	235
Unpaid Principal Balance		240	255
Related Allowance		0	0
Average Recorded Investment		251	292
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	[1]	219	235
Unpaid Principal Balance	[1]	240	255
Related Allowance	[1]	0	0
Average Recorded Investment	[1]	235	241
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		0	0
Unpaid Principal Balance		0	0
Related Allowance		0	0
Average Recorded Investment		16	51
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		2,402	2,404
Unpaid Principal Balance		2,542	2,544
Related Allowance		0	0
Average Recorded Investment		2,504	2,523
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	[1]	2,158	2,160
Unpaid Principal Balance	[1]	2,298	2,300
Related Allowance	[1]	0	0
Average Recorded Investment	[1]	2,258	2,274
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		244	244
Unpaid Principal Balance		244	244
Related Allowance		0	0
Average Recorded Investment		$ 246	$ 249

[1]	Includes New York, New Jersey, Vermont and Massachusetts.